Operating Segments	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Note 5 - Operating Segments

Note 5 - Operating Segments

A. General

1. Information on operating segments:

ICL is a global specialty minerals and chemicals company operating bromine, potash and phosphate mineral value chains in a unique, integrated business model.

Our operations are organized under four segments: Industrial Products, Potash, Phosphate Solutions and Innovative Agriculture Solutions.

Industrial Products – The Industrial Products segment produces bromine out of a solution that is a by‑product of the potash production process in Sodom, Israel, as well as bromine‑based compounds. Industrial Products uses most of the bromine it produces for self‑production of bromine compounds at its production sites in Israel, the Netherlands and China. In addition, the Industrial Products segment produces several grades of potash, salt, magnesium chloride and magnesia products. Industrial Products is also engaged in the production and marketing of phosphorous-based products.

Potash – The Potash segment produces and sells mainly potash, salt, Polysulphate®, magnesium and electricity. Potash is produced in Israel and Spain, using an evaporation process to extract potash from the Dead Sea in Israel and conventional mining from an underground mine in Spain. In its ICL Boulby mine in the UK, the Company produces Polysulphate®, which is composed of sulphur, potash, calcium and magnesium. The Company's FertilizerpluS product line is based mainly on Polysulphate®. The segment also includes magnesium activity under which it produces, markets and sells pure magnesium and magnesium alloys, and produces chlorine and sylvinite. In addition, the segment sells salt that is produced in its potash and Polysulphate® underground mines in Spain and the UK. The Company has a power plant in Sodom, which supplies electricity to ICL companies in Israel (electricity surplus is sold to external customers) and steam to all facilities in the Sodom site.

Phosphate Solutions – The Phosphate Solutions segment is based on a phosphate value chain which uses phosphate commodity products, such as phosphate rock and fertilizer-grade phosphoric acid (“green phosphoric acid”), to produce specialty products with higher added value. The segment also produces and markets phosphate-based fertilizers.

Phosphate rock is mined and processed from open pit mines, three of which are located in the Negev Desert in Israel, while the fourth is situated in Yunnan province in China (regarding to the discontinuation of the production and sale of the phosphate rock activity in Rotem Israel, see Note 12). Sulphuric acid, green phosphoric acid and phosphate fertilizers are produced in facilities in Israel, China and Europe.

The Phosphate Solutions segment manufactures purified phosphoric acid by purifying green phosphoric acid. Pure phosphoric acid and green phosphoric acid are used to manufacture downstream products with high added value, such as phosphate salts and acids, for a wide range of food and industrial applications. Phosphate salts and acids are used in various industrial end markets, such as oral care, cleaning products, paints and coatings, water treatment, asphalt modification, construction, metal treatment, and more. The segment's products for the food industry include functional food ingredients and phosphate additives, which provide texture and stability solutions for processed meat, meat alternatives, poultry, seafood, dairy, beverage and baked goods. In addition, the segment supplies purified phosphoric acid to ICL’s specialty fertilizers business and produces milk and whey proteins for the food ingredients industry.

Note 5 - Operating Segments (cont’d)

A. General (cont’d)

1. Information on operating segments: (cont'd)

Innovative Ag Solutions – The Innovative Ag Solutions segment aims to achieve global leadership in specialty fertilizer markets by enhancing its global positions in its core markets of specialty agriculture, ornamental horticulture, turf and landscaping and by targeting high-growth markets such as Brazil, India and China. The Company also leverages its unique R&D capabilities, vast agronomic experience, global footprint, backward integration to potash and phosphate, and chemistry know-how, as well as seeks M&A opportunities. ICL is working to expand its broad product portfolio of controlled release fertilizers (CRF), water soluble fertilizers (WSF), liquid fertilizers and straight fertilizers (MKP/MAP/PeKacid).

The Innovative Ag Solutions segment develops, manufactures, markets and sells fertilizers that are based primarily on nitrogen, potash (potassium chloride) and phosphate. It produces water soluble specialty fertilizers in Belgium, liquid fertilizers and soluble fertilizers in Israel and Spain, and controlled‑release fertilizers in the Netherlands and the United States. ICL's specialty fertilizers business markets its products worldwide, mainly in Europe, Asia, North America, Brazil and Israel.

Other Activities – Business activities which include, among other things, ICL’s innovative arm, promoting innovation, developing new products and services, as well as digital platforms and technological solutions for farmers and agronomists. This category includes Growers, an innovative company in the field of agricultural data processing and analysis that was acquired in 2020, as part of the Company's strategy to accelerate and expand its digital offerings. For further information, see Note 8. The activities included under "Other activities" do not meet the quantitative thresholds required for presentation as reportable segments.

2. Segment capital investments

The capital investments made by the segments, for each of the reporting periods, include mainly property, plant and equipment, as well as intangible assets acquired in the ordinary course of business and as part of business combinations.

3. Inter–segment transfers and unallocated income (expenses)

Segment revenue, expenses and results include inter-segment transfers that are based on transaction prices in the ordinary course of business. This being aligned with the reports that are regularly reviewed by the Chief Operating Decision Maker. The inter-segment transfers are eliminated as part of financial statements consolidation.

The Segment profit is measured based on the operating profit, without the allocation of certain expenses to the operating segments, as presented in the reports regularly reviewed by the Chief Operating Decision Maker. This measure serves for measuring the segment results, since management believes that it is the most relevant measure for the assessment of the segment results.

Note 5 - Operating Segments (cont’d)

B. Operating segment data

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020

Sales to external parties	1,242	1,183	1,871	715	32	-	5,043
Inter-segment sales	13	163	77	16	3	(272)	-
Total sales	1,255	1,346	1,948	731	35	(272)	5,043

Segment profit (loss)	303	120	66	40	(5)	(15)	509
Other expenses not allocated to the segments							(307)
Operating income							202

Financing expenses, net							(158)
Share in earnings of equity-accounted investees							5
Income before income taxes							49

Depreciation, amortization and impairment	77	166	210	25	3	98	579

Capital expenditures as part of business combination	-	-	-	-	26	-	26
Capital expenditures	84	296	275	20	6	15	696

Note 5 - Operating Segments (cont'd)

B. Operating segment data (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2019

Sales to external parties	1,307	1,330	1,901	699	34	-	5,271
Inter-segment sales	11	164	79	18	3	(275)	-
Total sales	1,318	1,494	1,980	717	37	(275)	5,271

Segment profit	338	289	100	21	19	(7)	760
Other expenses not allocated to the segments							(4)
Operating income							756

Financing expenses, net							(129)
Share in earnings of equity-accounted investees							1
Income before income taxes							628

Depreciation, amortization and impairment	67	149	177	21	22	(3)	433

Implementation of IFRS 16	8	95	113	9	105	9	339
Capital expenditures	66	383	213	21	4	6	693

Note 5 - Operating Segments (cont’d)

B. Operating segment data (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2018

Sales to external parties	1,281	1,481	2,001	719	74	-	5,556
Inter-segment sales	15	142	98	22	5	(282)	-
Total sales	1,296	1,623	2,099	741	79	(282)	5,556

Segment profit	300	315	113	29	9	(13)	753
Other income not allocated to the segments							766
Operating income							1,519

Financing expenses, net							(158)
Share in earnings of equity-accounted investees							3
Income before income taxes							1,364

Depreciation, amortization and impairment	63	141	172	19	4	21	420

Capital expenditures	50	356	180	15	1	3	605

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location

The following table presents the distribution of ICL's sales by geographical location of the customer:

2020		2019		2018
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

China	806	16	802	15	848	15
USA	793	16	840	16	903	16
Brazil	447	9	581	11	656	12
United Kingdom	336	7	347	7	382	7
Germany	327	6	334	6	365	7
Israel	260	5	241	5	223	4
Spain	243	5	249	5	262	5
France	238	5	257	5	267	5
India	194	4	178	3	211	4
Italy	114	2	116	2	125	2
All other	1,285	25	1,326	25	1,314	23
Total	5,043	100	5,271	100	5,556	100

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020
Europe	458	411	665	334	30	(76)	1,822
Asia	405	433	480	127	1	(14)	1,432
North America	299	86	372	105	2	(5)	859
South America	40	230	227	21	-	(1)	517
Rest of the world	53	186	204	144	2	(176)	413
Total	1,255	1,346	1,948	731	35	(272)	5,043

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2019
Europe	469	422	712	336	31	(85)	1,885
Asia	399	470	447	118	1	(12)	1,423
North America	353	95	370	95	-	(3)	910
South America	56	327	263	23	-	(1)	668
Rest of the world	41	180	188	145	5	(174)	385
Total	1,318	1,494	1,980	717	37	(275)	5,271

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of the operating segments sales by geographical location of the customer: (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2018
Europe	473	459	719	362	49	(92)	1,970
Asia	399	519	481	105	2	(18)	1,488
North America	347	107	405	103	24	(8)	978
South America	21	408	264	21	1	(3)	712
Rest of the world	56	130	230	150	3	(161)	408
Total	1,296	1,623	2,099	741	79	(282)	5,556

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of ICL's sales by geographical location of the main facilities from which it was produced.

For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Israel	2,636	2,815	2,841
Europe	2,014	2,079	2,198
North America	757	816	831
Asia	643	615	617
South America	424	441	163
Others	48	47	48
	6,522	6,813	6,698
Intercompany sales	(1,479)	(1,542)	(1,142)
Total	5,043	5,271	5,556

The following table presents operating income by geographical location of the assets from which it was produced:

For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Israel*	105	578	526
North America	47	61	74
Asia	64	59	52
Europe**	(50)	32	834
Others	39	22	29
Intercompany eliminations	(3)	4	4
Total	202	756	1,519

*  Israel operating income for 2020 includes a loss of $274 million resulting from impairments and the initiation of efficiency initiatives and measures. For further information, see Note 1B.

** Europe operating income for 2018 includes a gain of $841 million related to the divestiture of businesses.

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table present the non-current assets by geographical location of the assets (*)

As at December 31
2020	2019
$ millions	$ millions

Israel	3,952	3,905
Europe	1,575	1,380
Asia	490	434
North America	319	333
Other	63	76
Total	6,399	6,128

(*) Mainly consist of property, plant and equipment, intangible assets and non-current inventories.